Subsequent Events (Details) - USD ($)		9 Months Ended
	Jul. 05, 2023	Mar. 31, 2024
Class A common stock
Subsequent Events
Issuance of Common Stock (in shares)		47,500,000
Subsequent Events
Subsequent Events
Gross proceeds received	$ 4,005,000
Percent of gross proceeds and estimated offering expenses deducted as underwriting discounts and commissions	7.50%
Subsequent Events | Underwriting Agreement | Class A common stock | Initial Public Offering
Subsequent Events
Issuance of Common Stock (in shares)	1,335,000
Share issue price	$ 3.00
Subsequent Events | Underwriting Agreement | Class A common stock | Over-allotment option
Subsequent Events
Issuance of Common Stock (in shares)	200,250
Term of option	45 days